Related Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Base salary and incentives	$ 22	$ 21	$ 23
Post-employment benefits	2	2	1
Share-based payments	43	31	38
Total key management personnel compensation	$ 67	$ 54	$ 62